Accounting Information and Policies - Additional Information (Detail) £ in Millions	12 Months Ended
	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Jun. 30, 2016 GBP (£)	Jul. 01, 2017 GBP (£)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Changes in retained earnings	£ 5,686	£ 5,475
Increase in creditors	3,950	3,563
Decrease in debtors	(2,678)	(2,592)
Increase in inventories	5,015	4,788
Increase in deferred tax assets	122	134
Decrease in NCI	(1,765)	(1,715)
Sales	18,432	18,114	£ 15,641
Operating profit	3,691	3,559	2,841
Taxation	596	732	496
Profit	3,144	2,827	£ 2,362
Interest on corporate tax	10
Penalties on corporate tax	2
Cumulative interest and penalties on corporate tax		£ 37
Cumulative interest payable on corporate tax	34
Cumulative penalties within other payables on corporate tax	£ 2
IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Entity's effective period end date to apply new IFRS	Jul. 01, 2017
IFRS 15 [member] | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Changes in retained earnings				£ (89)
Increase in creditors				116
Decrease in debtors				9
Increase in inventories				8
Increase in deferred tax assets				26
Decrease in NCI				£ 2
IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Entity's effective period end date to apply new IFRS	Jun. 30, 2020
IFRS 17 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Entity's effective period end date to apply new IFRS	Jun. 30, 2022
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales	£ 11
Operating profit	12
Taxation	3
Profit	9
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Decrease in hedging reserve	3
Changes in retained earnings	£ 3
IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Entity's effective period end date to apply new IFRS	Jul. 01, 2017
Venezuelan bolivar fuerte [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Exchange rate	3,858,826	6,110